UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3174
                                   ---------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878- 4066
                                                    ----------------------------

Date of fiscal year end:  6/30
                          --------

Date of reporting period: 12/31/08
                          --------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2008
                                                                     (UNAUDITED)

Semi-Annual Report
--------------------------------------------------------------------------------

TOUCHSTONE TAX-FREE TRUST

Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE (R)
       INVESTMENTS

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-5
--------------------------------------------------------------------------------
Statements of Operations                                                       6
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          7-8
--------------------------------------------------------------------------------
Financial Highlights                                                        9-13
--------------------------------------------------------------------------------
Notes to Financial Statements                                              14-22
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
      Florida Tax-Free Money Market Fund                                   23-24
--------------------------------------------------------------------------------
      Ohio Tax-Free Bond Fund                                              25-26
--------------------------------------------------------------------------------
      Ohio Tax-Free Money Market Fund                                      27-30
--------------------------------------------------------------------------------
      Tax-Free Money Market Fund                                           31-33
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            34
--------------------------------------------------------------------------------
Portfolio Composition                                                         35
--------------------------------------------------------------------------------
Other Items                                                                36-41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
December 31, 2008
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1 / P-1 / AAA                                                             97.1
FW1*                                                                         2.9
                                                                          ------
Total                                                                      100.0
                                                                          ------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable Rate Demand Notes                                       81.9
Fixed Rate Revenue & General Obligation Bonds                               17.8
Other Assets/Liabilities (net)                                              0.3
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1 / P-1 / AAA                                                             84.5
FW1*                                                                        15.5
                                                                          ------
Total                                                                      100.0
                                                                          ------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable Rate Demand Notes                                       75.5
Fixed Rate Revenue & General Obligation Bonds                               24.0
Adjustable Rate Put Bonds                                                    0.4
Other Assets/Liabilities (net)                                               0.1
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO TAX-FREE BOND FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
AAA / Aaa                                                                   31.1
AA / Aa                                                                     40.3
A/A                                                                         22.5
BBB/Baa                                                                      6.1
                                                                          ------
Total                                                                      100.0
                                                                          ------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Fixed Rate Revenue & General Obligation Bonds                               99.0
Floating & Variable Rate Demand Notes                                        0.5
Other Assets/Liabilities (net)                                               0.5
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
A-1 / P-1 / AAA                                                             92.7
FW1*                                                                         7.3
                                                                          ------
Total                                                                      100.0
                                                                          ------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Floating & Variable Rate Demand Notes                                       69.4
Fixed Rate Revenue & General Obligation Bonds                               29.7
Adjustable Rate Put Bonds                                                    0.5
Other Assets/Liabilities (net)                                               0.4
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------
* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    FLORIDA            OHIO             OHIO            TAX-FREE
                                                                   TAX-FREE          TAX-FREE         TAX-FREE            MONEY
                                                                 MONEY MARKET          BOND         MONEY MARKET         MARKET
                                                                     FUND              FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost                                             $  33,223,973     $  54,358,857     $ 434,104,766      $ 66,393,614
------------------------------------------------------------------------------------------------------------------------------------
  At market value                                               $  33,223,973     $  53,710,161     $ 434,104,766      $ 66,393,614
Cash                                                                   55,577            54,710             7,775            81,619
Interest receivable                                                   110,526           362,548         1,954,868           275,321
Receivable for capital shares sold                                         --             5,628                --                --
Other assets                                                            2,652             1,555             8,496               894
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       33,392,728        54,134,602       436,075,905        66,751,448
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                      13,455            69,593           304,661               147
Payable for capital shares redeemed                                        --            33,061                --                --
Payable for securities purchased                                           --                --           802,246                --
Payable to Advisor                                                     14,442            22,287           167,395            28,350
Payable to other affiliates                                               375             9,387            18,787            25,913
Payable to Trustees                                                     8,987             9,043             8,978             8,994
Other accrued expenses and liabilities                                 17,700            21,220            89,690            39,204
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                      54,959           164,591         1,391,757           102,608
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                      $  33,337,769     $  53,970,011     $ 434,684,148      $ 66,648,840
====================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                 $  33,343,664     $  54,908,855     $ 434,684,197      $ 66,649,273
Accumulated net investment income (loss)                                  (71)           (3,076)               --                --
Accumulated net realized losses on investments                         (5,824)         (287,072)              (49)             (433)
Net unrealized depreciation on investments                                 --          (648,696)               --                --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                      $  33,337,769     $  53,970,011     $ 434,684,148      $ 66,648,840
====================================================================================================================================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares                          $          --     $          --     $ 129,302,161      $         --
====================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                    --                --       129,283,307                --
====================================================================================================================================
Net asset value, offering price and redemption price per share  $          --     $          --     $        1.00      $         --
====================================================================================================================================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares                   $          --     $          --     $ 305,381,987      $         --
====================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                    --                --       305,387,902                --
====================================================================================================================================
Net asset value, offering price and redemption price per share  $          --     $          --     $        1.00      $         --
====================================================================================================================================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                         $  33,337,769     $  48,698,481     $          --      $ 21,249,745
====================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)            33,343,652         4,504,073                --        21,260,091
====================================================================================================================================
Net asset value and redemption price per share                  $        1.00     $       10.81     $          --      $       1.00
====================================================================================================================================
Maximum offering price per share                                $          --     $       11.35     $          --      $         --
====================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                    FLORIDA            OHIO             OHIO            TAX-FREE
                                                                   TAX-FREE          TAX-FREE         TAX-FREE            MONEY
                                                                 MONEY MARKET          BOND         MONEY MARKET         MARKET
                                                                     FUND              FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares                         $          --     $   5,271,530     $          --      $          --
====================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                    --           487,115                --                 --
====================================================================================================================================
Net asset value, offering price and redemption price per share* $          --     $       10.82     $          --      $          --
====================================================================================================================================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares                         $          --     $          --     $          --      $  45,399,095
====================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                    --                --                 --        45,399,337
====================================================================================================================================
Net asset value, offering price and redemption price per share  $          --     $          --     $          --      $        1.00
====================================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          FLORIDA          OHIO           OHIO           TAX-FREE
                                                                         TAX-FREE        TAX-FREE       TAX-FREE           MONEY
                                                                       MONEY MARKET        BOND       MONEY MARKET        MARKET
                                                                           FUND            FUND           FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest Income                                                       $     321,523   $   1,334,833   $   5,308,665   $     761,453
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                     70,980         137,860         922,220         151,957
Administration fees                                                          28,307          55,144         431,429          60,693
Distribution expenses, Retail class                                              --              --         164,309              --
Distribution expenses, Class A                                               35,483          62,085              --          26,531
Distribution expenses, Class C                                                   --          27,381              --              --
Distribution expenses, Class S                                                   --              --              --         118,674
Transfer Agent fees, Retail class                                                --              --          15,086              --
Transfer Agent fees, Institutional class                                         --              --             151              --
Transfer Agent fees, Class A                                                    603          15,479              --           6,523
Transfer Agent fees, Class C                                                     --           2,499              --              --
Transfer Agent fees, Class S                                                     --              --              --          25,023
Money Market Insurance                                                        3,638              --          47,081           6,722
Professional fees                                                             9,928           8,563          18,201          11,164
Trustees' fees and expenses                                                   7,975           6,779           7,953           7,992
Postage and supplies                                                          1,645          10,752           8,426           4,512
Pricing expenses                                                              4,175           4,657          11,069           3,852
Registration fees, Retail class                                                  --              --             317              --
Registration fees, Class A                                                    2,343           6,046              --           9,543
Registration fees, Class C                                                       --           1,009              --              --
Registration fees, Class S                                                       --              --              --           2,610
Reports to shareholders                                                       2,023           4,829           5,792           4,111
Custodian fees                                                                  667           3,054           9,316           2,883
Compliance fees and expenses                                                    627             698           1,153           2,375
Other expenses                                                                  256             510           2,435             606
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              168,650         347,345       1,644,938         445,771
Fees waived by the Administrator                                            (28,307)        (55,144)       (351,984)        (60,693)
Other operating expenses reimbursed by the Advisor                          (30,033)        (56,214)             --         (55,742)
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                110,310         235,987       1,292,954         329,336
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       211,213       1,098,846       4,015,711         432,117
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions                                   --         (14,930)            (49)             --
Net change in unrealized appreciation/depreciation on investments                --      (1,597,739)             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                                --      (1,612,669)            (49)             --
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                 $     211,213   $    (513,823)  $   4,015,662   $     432,117
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 FLORIDA                           OHIO
                                                                                 TAX-FREE                        TAX-FREE
                                                                               MONEY MARKET                        BOND
                                                                                   FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS                    SIX MONTHS
                                                                          ENDED           YEAR           ENDED            YEAR
                                                                       DECEMBER 31,      ENDED        DECEMBER 31,        ENDED
                                                                           2008         JUNE 30,         2008           JUNE 30,
                                                                       (UNAUDITED)        2008        (UNAUDITED)         2008
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                 $     211,213   $     610,218   $   1,098,846   $   2,295,281
Net realized losses from security transactions                                   --            (246)        (14,930)       (272,142)
Net change in unrealized appreciation/depreciation on investments                --              --      (1,597,739)       (379,461)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                       211,213         609,972        (513,823)      1,643,678
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                        (211,284)       (610,218)     (1,010,391)     (2,133,730)
From net investment income, Class C                                              --              --         (91,531)       (161,551)
From net realized gains, Class A                                                 --              --              --        (567,571)
From net realized gains, Class C                                                 --              --              --         (50,588)
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                  (211,284)       (610,218)     (1,101,922)     (2,913,440)
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                33,887,408      44,245,136       1,434,456       1,456,249
Reinvested distributions                                                      7,158          30,515         648,104       1,818,136
Payments for shares redeemed                                            (19,473,267)    (51,119,979)     (3,376,836)     (6,837,768)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE
  TRANSACTIONS                                                           14,421,299      (6,844,328)     (1,294,276)     (3,563,383)
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                        --              --         689,080         887,465
Reinvested distributions                                                         --              --          67,648         164,399
Payments for shares redeemed                                                     --              --        (680,988)       (746,794)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                       --              --          75,740         305,070
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  14,421,228      (6,844,574)     (2,834,281)     (4,528,075)

NET ASSETS
Beginning of period                                                      18,916,541      25,761,115      56,804,292      61,332,367
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                         $  33,337,769   $  18,916,541   $  53,970,011   $  56,804,292
====================================================================================================================================

ACCUMULATED NET INVESTMENT LOSS                                       $         (71)  $          --   $      (3,076)  $          --
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                                   OHIO
                                                                                 TAX-FREE                       TAX-FREE
                                                                               MONEY MARKET                   MONEY MARKET
                                                                                   FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS                    SIX MONTHS
                                                                           ENDED           YEAR          ENDED           YEAR
                                                                        DECEMBER 31,      ENDED       DECEMBER 31,       ENDED
                                                                            2008         JUNE 30,         2008          JUNE 30,
                                                                         (UNAUDITED)       2008        (UNAUDITED)        2008
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                 $   4,015,711   $   8,550,912   $     432,117   $   1,468,812
Net realized gains (losses) from security transactions                          (49)        130,470              --            (672)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                4,015,662       8,681,382         432,117       1,468,140
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail                                       (1,116,155)     (2,759,518)             --              --
From net investment income, Institutional                                (2,899,556)     (5,791,394)             --              --
From net investment income, Class A                                              --              --        (169,137)       (465,507)
From net investment income, Class S                                              --              --        (262,980)     (1,003,305)
From net realized gains, Retail                                             (32,302)         (4,892)             --              --
From net realized gains, Institutional                                      (84,341)         (9,723)             --              --
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                (4,132,354)     (8,565,527)       (432,117)     (1,468,812)
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold                                               107,647,742     251,754,217              --              --
Reinvested distributions                                                  1,149,976       2,749,113              --              --
Payments for shares redeemed                                           (113,199,764)   (225,955,439)             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM RETAIL SHARE
  TRANSACTIONS                                                           (4,402,046)     28,547,891              --              --
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold                                               320,242,862     453,352,308              --              --
Reinvested distributions                                                     84,933         260,223              --              --
Payments for shares redeemed                                           (277,114,318)   (361,142,637)             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM INSTITUTIONAL SHARE TRANSACTIONS         43,213,477      92,469,894              --              --
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
Proceeds from shares sold                                                        --              --       5,076,478      14,328,428
Reinvested distributions                                                         --              --         167,192         456,924
Payments for shares redeemed                                                     --              --      (5,103,388)    (10,266,105)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS                       --              --         140,282       4,519,247
------------------------------------------------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold                                                        --              --      61,337,299     149,100,506
Reinvested distributions                                                         --              --         263,772         997,151
Payments for shares redeemed                                                     --              --     (47,222,614)   (202,001,440)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS S SHARE
  TRANSACTIONS                                                                   --              --      14,378,457     (51,903,783)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  38,694,739     121,133,640      14,518,739     (47,385,208)

NET ASSETS
Beginning of period                                                     395,989,409     274,855,769      52,130,101      99,515,309
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                         $ 434,684,148   $ 395,989,409   $  66,648,840   $  52,130,101
====================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME                                     $          --   $          --   $          --   $         239
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

FLORIDA TAX-FREE MONEY MARKET FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                               YEAR ENDED JUNE 30,
                                                2008            --------------------------------------------------------------------
                                             (UNAUDITED)           2008           2007          2006        2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $   1.000         $   1.000      $   1.000     $   1.000   $   1.000     $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           0.008             0.023          0.029         0.023       0.011         0.004
  Net realized gains (losses) on investments         --            (0.000)(A)      0.000(A)         --      (0.000)(A)    (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.008             0.023          0.029         0.023       0.011         0.004
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.008)           (0.023)        (0.029)       (0.023)     (0.011)       (0.004)
  Distributions from net realized gains              --                --             --            --          --        (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.008)           (0.023)        (0.029)       (0.023)     (0.011)       (0.004)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $   1.000         $   1.000      $   1.000     $   1.000   $   1.000     $   1.000
====================================================================================================================================
Total return                                       1.52%(B)          2.29%          2.92%         2.28%       1.09%         0.36%
====================================================================================================================================
Net assets at end of period (000's)           $  33,338         $  18,917      $  25,761     $  27,424   $  28,144     $  29,385
====================================================================================================================================
Ratio of net expenses to average net assets        0.78%(B)(C)       0.75%          0.75%         0.75%       0.75%         0.75%
Ratio of net investment income
  to average net assets                            1.48%(B)          2.37%          2.88%         2.23%       1.08%         0.35%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE BOND FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                               YEAR ENDED JUNE 30,
                                                2008            --------------------------------------------------------------------
                                             (UNAUDITED)           2008           2007          2006        2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $   11.13         $   11.37      $   11.45     $   12.10   $   11.68     $   12.36
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            0.22              0.44           0.45          0.46        0.45          0.48
  Net realized and unrealized gains
     (losses) on investments                      (0.32)            (0.12)          0.03         (0.49)       0.43         (0.50)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (0.10)             0.32           0.48         (0.03)       0.88         (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.22)            (0.44)         (0.45)        (0.46)      (0.45)        (0.48)
  Distributions from net realized gains              --             (0.12)         (0.11)        (0.16)      (0.01)        (0.21)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (0.22)            (0.56)         (0.56)        (0.62)      (0.46)        (0.69)
------------------------------------------------------------------------------------------------------------------------------------
Capital contributions                                --                --             --            --          --          0.03
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $   10.81         $   11.13      $   11.37     $   11.45   $   12.10     $   11.68
====================================================================================================================================
Total return (A)                                  (0.86%)(B)         2.85%          4.19%        (0.25%)      7.66%         0.04%(C)
====================================================================================================================================
Net assets at end of period (000's)           $  48,698         $  51,440      $  56,163     $  64,266   $  74,604     $  77,837
====================================================================================================================================
Ratio of net expenses to average net assets        0.78%(D)          0.75%          0.75%         0.75%       0.75%         0.75%
Ratio of net investment income
  to average net assets                            4.05%(D)          3.92%          3.87%         3.87%       3.74%         3.94%
Portfolio turnover rate                               2%(D)            17%            28%           24%         30%           36%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C) Total return would have been (0.21%) without the capital contribution made by the Advisor.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE BOND FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                               YEAR ENDED JUNE 30,
                                                2008            --------------------------------------------------------------------
                                             (UNAUDITED)           2008           2007          2006        2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $   11.14         $   11.39      $   11.46     $   12.11   $   11.69     $   12.41
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            0.18              0.36           0.36          0.37        0.36          0.39
  Net realized and unrealized gains
     (losses) on investments                      (0.32)            (0.13)          0.04         (0.49)       0.43         (0.51)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (0.14)             0.23           0.40         (0.12)       0.79         (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.18)            (0.36)         (0.36)        (0.37)      (0.36)        (0.39)
  Distributions from net realized gains              --             (0.12)         (0.11)        (0.16)      (0.01)        (0.21)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (0.18)            (0.48)         (0.47)        (0.53)      (0.37)        (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $   10.82         $   11.14      $   11.39     $   11.46   $   12.11     $   11.69
====================================================================================================================================
Total return (A)                                  (1.22%)(B)         2.00%          3.50%        (1.00%)      6.86%        (1.03%)
====================================================================================================================================
Net assets at end of period (000's)           $   5,272         $   5,364      $   5,169     $   6,728   $   9,400     $   9,862
====================================================================================================================================
Ratio of net expenses to average net assets        1.52%(C)          1.50%          1.50%         1.50%       1.50%         1.50%
Ratio of net investment income
  to average net assets                            3.32%(C)          3.17%          3.12%         3.12%       2.99%         3.19%
Portfolio turnover rate                               2%(C)            17%            28%           24%         30%           36%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                               YEAR ENDED JUNE 30,
                                                2008            --------------------------------------------------------------------
                                             (UNAUDITED)           2008           2007          2006        2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $   1.000         $   1.000      $   1.000     $   1.000   $   1.000     $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.009             0.024          0.029         0.023       0.011         0.004
   Net realized gains on investments              0.000(A)          0.000(A)       0.000(A)         --          --         0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.009             0.024          0.029         0.023       0.011         0.004
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.009)           (0.024)        (0.029)       (0.023)     (0.011)       (0.004)
   Distributions from net realized gains         (0.000)(A)        (0.000)(A)     (0.000)(A)        --      (0.000)(A)    (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.009)           (0.024)        (0.029)       (0.023)     (0.011)       (0.004)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $   1.000         $   1.000      $   1.000     $   1.000   $   1.000     $   1.000
====================================================================================================================================
Total return                                       1.76%(B)          2.43%          2.96%         2.31%       1.13%         0.35%
====================================================================================================================================
Net assets at end of period (000's)           $ 129,302         $ 133,736      $ 105,148     $  92,082   $  99,127     $ 165,145
====================================================================================================================================
Ratio of net expenses to average net assets        0.77%(B)(C)       0.75%          0.75%         0.75%       0.75%         0.75%
Ratio of net investment income
  to average net assets                            1.69%(B)          2.35%          2.92%         2.26%       1.05%         0.35%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.75%.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                               YEAR ENDED JUNE 30,
                                                2008            --------------------------------------------------------------------
                                             (UNAUDITED)           2008           2007          2006        2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $   1.000         $   1.000      $   1.000     $   1.000   $   1.000     $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.010             0.027          0.032         0.025       0.014         0.006
   Net realized gains on investments              0.000(A)          0.000(A)       0.000(A)         --          --         0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.010             0.027          0.032         0.025       0.014         0.006
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.010)           (0.027)        (0.032)       (0.025)     (0.014)       (0.006)
   Distributions from net realized gains         (0.000)(A)        (0.000)(A)     (0.000)(A)        --      (0.000)(A)    (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.010)           (0.027)        (0.032)       (0.025)     (0.014)       (0.006)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $   1.000         $   1.000      $   1.000     $   1.000   $   1.000     $   1.000
====================================================================================================================================
Total return                                       2.01%(B)          2.68%          3.21%         2.57%       1.39%         0.60%
====================================================================================================================================
Net assets at end of period (000's)           $ 305,382         $ 262,253      $ 169,708     $ 183,107   $ 192,346     $ 174,739
====================================================================================================================================
Ratio of net expenses to average net assets        0.52%(B)(C)       0.50%          0.50%         0.50%       0.50%         0.50%
Ratio of net investment income
  to average net assets                            1.93%(B)          2.58%          3.17%         2.50%       1.41%         0.59%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                               YEAR ENDED JUNE 30,
                                                2008            --------------------------------------------------------------------
                                             (UNAUDITED)           2008           2007          2006        2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $   1.000         $   1.000      $   1.000     $   1.000   $   1.000     $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                          0.008             0.024          0.028         0.023       0.011         0.005
   Net realized gains (losses) on investments        --            (0.000)(A)      0.000(A)         --          --         0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.008             0.024          0.028         0.023       0.011         0.005
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.008)           (0.024)        (0.028)       (0.023)     (0.011)       (0.005)
   Distributions from net realized gains             --                --             --            --          --        (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.008)           (0.024)        (0.028)       (0.023)     (0.011)       (0.005)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $   1.000         $   1.000      $   1.000     $   1.000   $   1.000     $   1.000
====================================================================================================================================
Total return                                       1.60%(B)          2.39%          2.88%         2.28%       1.14%         0.50%
====================================================================================================================================
Net assets at end of period (000's)           $  21,250         $  21,109      $  16,590     $  16,279   $  19,250     $  20,263
====================================================================================================================================
Ratio of net expenses to average net assets        0.91%(B)(C)       0.89%          0.89%         0.89%       0.89%         0.89%
Ratio of net investment income
  to average net assets                            1.59%(B)          2.35%          2.85%         2.23%       1.13%         0.48%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.89%.

TAX-FREE MONEY MARKET FUND - CLASS S
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                               YEAR ENDED JUNE 30,
                                                2008            --------------------------------------------------------------------
                                             (UNAUDITED)           2008           2007          2006        2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $   1.000         $   1.000      $   1.000     $   1.000   $   1.000     $   1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                          0.007             0.021          0.026         0.020       0.009         0.002
   Net realized gains (losses) on investments        --            (0.000)(A)      0.000(A)         --          --         0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.007             0.021          0.026         0.020       0.009         0.002
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.007)           (0.021)        (0.026)       (0.020)     (0.009)       (0.002)
   Distributions from net realized gains             --                --             --            --          --        (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.007)           (0.021)        (0.026)       (0.020)     (0.009)       (0.002)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $   1.000         $   1.000      $   1.000     $   1.000   $   1.000     $   1.000
====================================================================================================================================
Total return                                       1.34%(B)          2.12%          2.61%         2.01%       0.87%         0.25%
====================================================================================================================================
Net assets at end of period (000's)           $  45,399         $  31,021      $  82,925     $  32,658   $  13,075     $  16,381
====================================================================================================================================
Ratio of net expenses to average net assets        1.17%(B)(C)       1.15%          1.15%         1.15%       1.15%         1.15%
Ratio of net investment income
  to average net assets                            1.33%(B)          2.23%          2.58%         2.10%       0.86%         0.22%

(A)   Amount rounds to less than $0.001.

(B)   Annualized.

(C) Absent money market insurance, the ratio of net expenses to average net assets would have been 1.15%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund (formerly the Ohio Insured Tax-Free Fund), the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Retail class shares, Institutional class shares, Class A shares, Class C shares, and Class S shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Florida Tax-Free Money Market Fund offers one class of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares).

The Ohio Tax-Free Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157,"Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of December 31, 2008:

                                                                 LEVEL 2 -             LEVEL 3 -
                                                             OTHER SIGNIFICANT        SIGNIFICANT
                                            LEVEL 1 -           OBSERVABLE           UNOBSERVABLE
INVESTMENTS IN SECURITIES:                QUOTED PRICES           INPUTS                INPUTS
-------------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund        $        --          $  33,223,973         $        --
Ohio Tax-Free Bond Fund                            --             53,710,161                  --
Ohio Tax-Free Money Market Fund                    --            434,104,766                  --
Tax-Free Money Market Fund                         --             66,393,614                  --

SHARE VALUATION -- The net asset value per share of the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The offering price per share of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Tax-Free Bond Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

ALLOCATIONS -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEDERAL TAX INFORMATION

It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2008 and 2007 was as follows:

                                       FLORIDA
                                    TAX-FREE MONEY            OHIO TAX-FREE
                                      MARKET FUND               BOND FUND
--------------------------------------------------------------------------------
                                  2008         2007         2008         2007
--------------------------------------------------------------------------------
From tax exempt income         $  610,218   $  725,407   $2,295,281   $2,578,309
From ordinary income                   --           --       22,120           --
From long-term capital gains           --           --      596,039      662,907
--------------------------------------------------------------------------------
                               $  610,218   $  725,407   $2,913,440   $3,241,216
--------------------------------------------------------------------------------

                                     OHIO TAX-FREE               TAX-FREE
                                     MONEY MARKET              MONEY MARKET
                                         FUND                      FUND
--------------------------------------------------------------------------------
                                  2008         2007         2008         2007
--------------------------------------------------------------------------------
From tax exempt income         $8,550,912   $8,286,395   $1,468,812   $1,425,307
From ordinary income                3,188           --           --           --
From long-term capital gains       11,427        1,521           --           --
--------------------------------------------------------------------------------
                               $8,565,527   $8,287,916   $1,468,812   $1,425,307
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2008:

                                                    FLORIDA
                                                 TAX-FREE MONEY   OHIO TAX-FREE
                                                  MARKET FUND       BOND FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments                $  19,773,308    $  56,963,438
================================================================================
Gross unrealized appreciation                               --        1,517,571
Gross unrealized depreciation                               --         (568,528)
--------------------------------------------------------------------------------
Net unrealized appreciation                                 --          949,043
Capital loss carryforward                               (5,573)        (192,709)
Post-October loss                                         (251)         (79,433)
Undistributed tax exempt income                         18,792           29,350
Other temporary differences                            (18,792)         (29,350)
--------------------------------------------------------------------------------
     Accumulated earnings (deficit)              $      (5,824)   $     676,901
--------------------------------------------------------------------------------

                                                 OHIO TAX-FREE       TAX-FREE
                                                 MONEY MARKET      MONEY MARKET
                                                      FUND             FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments                $ 388,485,431    $  52,543,150
================================================================================
Post-October loss                                           --             (672)
Undistributed tax exempt income                        348,981              631
Undistributed ordinary income                           23,216               --
Undistributed long-term gains                           93,427               --
Other temporary differences                           (348,981)            (392)
--------------------------------------------------------------------------------
     Accumulated earnings (deficit)              $     116,643    $        (433)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The capital loss carryforward as of June 30, 2008 in the table above expires as follows:

FUND                                               AMOUNT        EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund              $      5,375      June 30, 2013
                                                $        198      June 30, 2014
--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund                         $    192,709      June 30, 2016
--------------------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended June 30, 2008, the Florida Tax-Free Money Market Fund utilized $5 of capital loss carryforwards.

RECLASSIFICATION OF CAPITAL ACCOUNTS -- Reclassifications result primarily from the difference in the tax treatment of paydown securities. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. For the year ended June 30, 2008, the Tax-Free Money Market Fund increased undistributed net investment income by $239 and increased accumulated net realized losses on the Statement of Assets and Liabilities.

FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. As of December 31, 2008, the aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $54,358,857, resulting in gross unrealized appreciation and depreciation of $1,775,777 and $2,424,473 respectively, and net unrealized depreciation of $648,696.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2005 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and government securities) were as follows for the six months ended December 31, 2008:

                                                                  OHIO TAX- FREE
                                                                     BOND FUND
--------------------------------------------------------------------------------
Purchases of investment securities                               $     1,248,058
Proceeds from sales and maturities of investment securities      $       650,512
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

5. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

ADVISORY AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as follows:

--------------------------------------------------------------------------------
0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $300 million
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Florida Tax-Free Money Market Fund, Ohio Tax-Free Bond Fund, Ohio Tax-Free Money Market Fund, and Tax-Free Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through June 30, 2009:

                                     CLASS R  CLASS I  CLASS A  CLASS C  CLASS S
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund       --       --     0.75%      --       --
Ohio Tax-Free Bond Fund (A)              --       --     0.85%    1.60%      --
Ohio Tax-Free Money Market Fund        0.75%    0.50%      --       --       --
Tax-Free Money Market Fund               --       --     0.89%      --     1.15%

(A) Effective November 6, 2008, the Fund changed its expense limits from 0.75% and 1.50% for Class A and Class C, respectively.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

For the six months ended December 31, 2008, the Advisor waived administration fees and/or reimbursed expenses as follows:

                                                                 OTHER OPERATING
                                              ADMINISTRATION        EXPENSES
                                               FEES WAIVED          REIMBURSED
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund            $       28,307      $       30,033
Ohio Tax-Free Bond Fund                       $       55,144      $       56,214
Ohio Tax-Free Money Market Fund               $      351,984      $           --
Tax-Free Money Market Fund                    $       60,693      $       55,742

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended December 31, 2008, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                       AMOUNT
--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund                                              $       672
Ohio Tax-Free Money Market Fund                                      $        13
Tax-Free Money Market Fund                                           $    25,012

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $2,145 from underwriting and broker commissions on the sale of Class A shares of the Ohio Tax-Free Bond Fund during the six months ended December 31, 2008. In addition, the Underwriter collected $3,640 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Tax-Free Bond Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Tax-Free Bond Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are the same as the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Tax-Free Bond Fund are the result of the following capital share transactions:

                                                             OHIO TAX-FREE
                                                               BOND FUND
--------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED         YEAR
                                                       DECEMBER 31,     ENDED
                                                          2008        JUNE 30,
                                                       (UNAUDITED)      2008
--------------------------------------------------------------------------------
CLASS A
Shares sold                                               129,781       128,208
Shares reinvested                                          59,689       160,419
Shares redeemed                                          (309,010)     (602,647)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                       (119,540)     (314,020)
Shares outstanding, beginning of period                 4,623,613     4,937,633
--------------------------------------------------------------------------------
Shares outstanding, end of period                       4,504,073     4,623,613
================================================================================

CLASS C
Shares sold                                                61,651        78,817
Shares reinvested                                           6,234        14,496
Shares redeemed                                           (62,412)      (65,703)
--------------------------------------------------------------------------------
Net increase in shares outstanding                          5,473        27,610
Shares outstanding, beginning of period                   481,642       454,032
--------------------------------------------------------------------------------
Shares outstanding, end of period                         487,115       481,642
================================================================================

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. TREASURY DEPARTMENT TEMPORARY GUARANTEE PROGRAM

During a meeting held October 7, 2008 of the Board of Trustees, the Trustees unanimously approved the Touchstone Florida Tax-Free Money Market Fund, Touchstone Ohio Tax-Free Money Market Fund and Touchstone Tax-Free Money Market Fund's participation in the Treasury Department Temporary Guarantee Program, the initial term of which extends through December 18, 2008, and has applied for continued participation in the Program through the Program's extension date of April 30, 2009. In the event that a Fund's NAV should drop below $0.995 (the "Guarantee Event") and the Fund elects to liquidate, the Program provides coverage to shareholders of the Fund for amounts held in that Fund as of the close of business on September 19, 2008, subject to certain conditions and limitations. Participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Any increase in the number of Fund shares held in an account after the close of business on September 19, 2008 are not guaranteed. If the number of Fund shares held in the account fluctuates during the period covered by the Program, shareholders are covered for the lesser of the number of Fund shares held as of the close of business on September 19, 2008, or the number of shares held in the Fund on the date of the Guarantee Event.

The cost of the Program is $1.00 multiplied by the sum of all covered shares in the Fund multiplied by 0.00015 (1.5 basis points) for the Extension Period. The cost to participate in the Program is borne by the Fund without regard to any expense limitation currently in effect, as these costs constitute "extraordinary expenses not incurred in the ordinary course of the Fund's business," although generally only shareholder balances as of September 19, 2008 are covered by the Program.

--------------------------------------------------------------------------------
Portfolio of Investments
Florida Tax-Free Money Market Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 17.8%
$       500,000   OH St Univ General Rcpts Ser B                                            3.750        01/14/09   $     500,000
        200,000   McAlester OK Pub Wrks Auth Util Sys Rev
                     Refunded Ser A Prerefunded @ 101                                       5.750        02/01/09         202,504
        100,000   Collier Co FL Sch Brd COP                                                 4.750        02/15/09         100,305
        500,000   Monroe LA Sales Tax Increment EDR (Garret Rd)                             4.000        03/01/09         501,201
        350,000   Manistee MI Area Pub Schs UTGO Prerefunded @ 100                          5.875        05/01/09         354,343
        300,000   Lebanon OH Rd Impt UTGO BANS                                              3.000        06/23/09         300,838
        400,000   FL Hurricane Catastrophe Fd Fin Corp Rev                                  5.000        07/01/09         405,136
        350,000   FL St Dept Environmental Protection Preservation Rev (FL Forever)         5.000        07/01/09         354,999
        300,000   Gilbert AZ LTGO                                                           4.000        07/01/09         302,739
        620,000   Orlando FL Commn Util Sys Rev                                             5.250        07/01/09         631,661
        370,000   Columbiana OH Elec Sys Impt GO BANS                                       2.650        07/09/09         370,470
        175,000   Palm Beach Co FL Sch Brd COP Ser A                                        3.750        08/01/09         176,713
        300,000   Columbiana OH Var Purp UTGO BANS                                          2.850        09/15/09         300,619
        295,000   Dade Co FL UTGO Ser DD                                                    7.700        10/01/09         305,596
        200,000   Orlando FL Utils Commn Wtr & Elec Rev                                     6.000        10/01/09         206,280
        515,000   St Petersburg FL Excise Tax Rev                                           5.000        10/01/09         523,508
        100,000   Tallahassee FL Cons Util Sys Rev                                          3.000        10/01/09         100,515
        300,000   Niles OH UTGO BANS                                                        3.500        11/19/09         301,546
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $   5,938,973
------------------------------------------------------------------------------------------------------------------------------------

                  FLOATING & VARIABLE RATE DEMAND NOTES -- 81.9%
$       600,000   Collier Co FL Hlth Fac Auth Hosp Rev (Cleveland Clinic)
                     (LOC: JPMorgan Chase Bank)                                             1.100        01/01/09   $     600,000
        300,000   Cuyahoga Co OH Hosp Impt Rev (Univ Hosp Cleveland)
                     (LOC: JPMorgan Chase Bank)                                             0.950        01/01/09         300,000
      1,175,000   Duval Co FL HFA MFH Rev (Glades Apts) (SPA: FHLMC)                        1.200        01/01/09       1,175,000
      1,000,000   Duval Co FL HFA MFH Rev (Sunbeam Rd Apts) (LOC: US Bank NA)               1.150        01/01/09       1,000,000
        400,000   FL Hsg Fin Corp MFH Rev (Victoria Park) (LOC: FNMA)                       1.200        01/01/09         400,000
        350,000   Gulf Breeze FL Muni Bond Fund Ser A (LOC: Bank of America NA)             1.250        01/01/09         350,000
        385,000   Hillsborough Co FL IDR (Mosi-Charter Sch A) (LOC: Bank of America NA)     1.250        01/01/09         385,000
        250,000   Hillsborough Co FL Rev (Carrollwood Day) (LOC: Wells Fargo Bank)          1.130        01/01/09         250,000
        995,000   Jacksonville FL EDR Hlthcare Facs (Methodist) (LOC: Suntrust Bank)        1.100        01/01/09         995,000
        400,000   Jacksonville FL Elect Auth Rev (LOC: Bank of America NA)                  1.150        01/01/09         400,000
        600,000   Jacksonville FL Hlth Fac Auth Hosp Rev Ser C (LOC: Bank of America NA)    0.900        01/01/09         600,000
        300,000   JEA FL Dist Energy Sys Rev (LOC: State Street Bank & Trust Co)            0.980        01/01/09         300,000
      1,000,000   Leesburg FL Hosp Rev (Villages Regl Hosp B) (LOC: ScotiaBank)             1.200        01/01/09       1,000,000
        610,000   Manatee Co FL PCR (FL Pwr & Light Co)                                     1.200        01/01/09         610,000
      1,000,000   Marion Co FL IDA IDR (Hospice of Marion Co Inc) (LOC: Wachovia Bank NA)   2.030        01/01/09       1,000,000
        600,000   Martin Co FL PCR (FL Pwr & Light Co)                                      1.550        01/01/09         600,000
        300,000   OH St PCR (Sohio Wtr)                                                     1.200        01/01/09         300,000
      1,000,000   Orange Co FL Hlth Facs Auth (Orlando Regl Hlthcare)
                     Ser A-1 (SPA: Dexia Credit Local)                                      2.000        01/01/09       1,000,000
        900,000   Orange Co FL IDA Rev (Trinity Prep Sch Inc) (LOC: Wachovia Bank NA)       2.050        01/01/09         900,000
        500,000   Orange Co FL Sch Brd COP Ser E (LOC: Wachovia Bank NA)                    0.900        01/01/09         500,000
        900,000   Palm Beach Co FL Rev (Henry Morrison Flagler)
                     (LOC: Northern Trust Bank)                                             1.300        01/01/09         900,000
        500,000   Palm Beach Co FL Rev (Raymond F Kravis Ctr) (LOC: Northern Trust Co)      1.750        01/01/09         500,000
        800,000   Pinellas Co FL Hlth Facs Auth Rev (Bayfront) (LOC: Suntrust Bank)         1.100        01/01/09         800,000
      1,000,000   Port Orange FL Rev (Palmer College) (LOC: LaSalle Bank NA)                1.200        01/01/09       1,000,000
        800,000   Putnam Co FL Dev Auth PCR (FL Pwr & Light Co)                             1.200        01/01/09         800,000
      1,000,000   Sarasota Co FL Pub Hosp Dist Rev (Sarasota Mem Hosp A)
                     (LOC: Northern Trust Co)                                               0.850        01/01/09       1,000,000
        200,000   Seminole Co FL IDA Rev (FL Living Nursing Ctr)
                     (LOC: Bank of America NA)                                              1.450        01/01/09         200,000

--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 81.9% (CONTINUED)
$       800,000   Seminole Co FL IDA Rev (Master Academy) (LOC: Allied Irish Bank PLC)      1.200        01/01/09   $     800,000
        900,000   Tampa FL Rev (Tampa LLC-Univ Tampa) (LOC: Royal Bank of Canada)           1.150        01/01/09         900,000
        900,000   Volusia Co FL IDA Rev (Retirement Hsg Fndtn) (LOC: KBC Bank NV)           1.100        01/01/09         900,000
        800,000   Wauchula FL IDR (Hardee Co Ctr) (LOC: JPMorgan Chase Bank)                1.150        01/01/09         800,000
        930,000   Lee Co FL IDA Hlthcare Facs Rev (Bonita Cmnty Hlth)
                     (LOC: Fifth Third Bank)                                                3.370        01/02/09         930,000
        385,000   Broward Co FL HFA MFH Rev (Jacaranda Village Apts)
                     (LOC: HSBC Bank)                                                       0.900        01/07/09         385,000
        900,000   Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)                 0.850        01/07/09         900,000
        200,000   Dade Co FL IDA IDR (Dolphins Stadium) (LOC: Societe Generale)             0.700        01/07/09         200,000
        100,000   Lee Co FL HFA MFH Rev (Forestwood Apts) (LOC: FNMA)                       0.850        01/07/09         100,000
        605,000   Marion Co FL HFA Rev (Paddock Apts) (LOC: FNMA)                           0.850        01/07/09         605,000
        400,000   Orange Co FL HFA Multifamily Rev (Post Fountains) (LOC: FNMA)             0.900        01/07/09         400,000
        850,000   Orange Co FL HFA Rev (LOC: FHLMC)                                         0.850        01/07/09         850,000
        300,000   Palm Beach Co FL Rev (Norton Gallery) (LOC: Bank of America NA)           0.890        01/07/09         300,000
        300,000   Pinellas Co FL Edl Facs Auth Rev (LOC: Suntrust Bank)                     1.750        01/07/09         300,000
      1,050,000   Volusia Co FL HFA Rev (Fisherman's Landing) (LOC: FNMA)                   0.850        01/07/09       1,050,000
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $  27,285,000
------------------------------------------------------------------------------------------------------------------------------------

                  TOTAL INVESTMENT SECURITIES -- 99.7%
                  (Amortized Cost $33,223,973)                                                                      $  33,223,973

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                                                           113,796
------------------------------------------------------------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                                                              $  33,337,769
====================================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ohio Tax-Free Bond Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 99.0%
$     1,035,000   Reading OH Rev (St Mary's Ed Institute)                                   5.550        02/01/10   $   1,047,886
        525,000   Kings OH LSD GO Prerefunded @ 101                                         6.050        12/01/10         575,831
      1,000,000   Summit Co OH GO Prerefunded @ 101                                         6.000        12/01/10       1,095,870
        105,000   Cuyahoga Co OH Hosp Rev (Univ Hosp) ETM                                   9.000        06/01/11         114,898
      1,000,000   Lorain Co OH Hosp Rev (Catholic Hlth)                                     5.625        10/01/11       1,048,500
      1,000,000   Hamilton Co OH Swr Sys Rev                                                5.500        12/01/11       1,084,240
      1,000,000   Pickerington OH LSD UTGO Prerefunded @ 100                                5.250        12/01/11       1,099,980
      1,750,000   Eaton OH CSD GO Prerefunded @ 101                                         5.000        12/01/12       1,963,482
      1,000,000   Monroe OH LSD UTGO Prerefunded @ 100                                      5.000        12/01/12       1,112,740
        250,000   OH St Higher Ed Fac (Xavier Univ) Prerefunded @ 100                       5.000        05/01/13         277,245
        500,000   Ross Twp OH LSD UTGO Prerefunded @ 100                                    5.000        12/01/13         566,140
      1,480,000   Lakewood OH CSD GO Prerefunded @ 100                                      5.250        12/01/14       1,718,872
        660,000   West Chester Twp OH GO                                                    5.500        12/01/14         712,087
        400,000   Warren OH Wtr Wrks Rev                                                    5.500        11/01/15         411,364
        760,000   Buckeye Valley OH LSD GO                                                  6.850        12/01/15         850,174
        595,000   Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                           7.400        01/01/16         696,549
      2,750,000   Little Miami OH LSD GO Prerefunded @ 100                                  5.000        12/01/16       3,176,002
      1,000,000   Lorain Co OH Hosp Rev (Catholic Hlth Partners)                            5.500        09/01/19       1,005,750
      1,000,000   Lucas Co OH Hosp Rev (Promedica Hlth Grp)                                 5.625        11/15/19         978,870
      1,085,000   West Clermont OH LSD GO                                                   5.000        12/01/19       1,124,711
        850,000   West Chester Twp OH GO                                                    5.000        12/01/20         872,432
      1,210,000   Cincinnati OH Tech College Rev                                            5.250        10/01/21       1,084,959
      1,185,000   Akron OH Impt GO                                                          5.000        12/01/22       1,186,789
        765,000   Fairfield Co OH GO                                                        5.000        12/01/22         772,505
      1,050,000   Harrison OH Wst Wtr Sys Rev                                               5.250        11/01/23       1,057,046
      1,000,000   Akron OH Var Purp GO                                                      5.000        12/01/23         996,010
        450,000   Columbus OH TIF Rev (Polaris)                                             4.750        12/01/23         374,729
        865,000   Fairfield Co OH GO                                                        5.000        12/01/23         833,255
      1,000,000   OH St Higher Ed Fac Rev (Univ Dayton)                                     5.000        12/01/23         956,380
      1,000,000   Toledo OH CSD GO                                                          5.000        12/01/23         944,650
      1,000,000   Hamilton Co OH Hosp Rev (Children's Hosp Med Ctr)                         5.000        05/15/24         884,810
        400,000   Springboro OH Swr Sys Rev                                                 5.000        06/01/24         373,848
      2,000,000   Canal Winchester OH LSD UTGO                                              4.750        12/01/24       1,881,000
        825,000   Parma OH GO                                                               4.750        12/01/24         752,540
      1,000,000   Columbus OH Arpt Rev                                                      5.000        01/01/25         920,260
      1,040,000   Franklin Co OH Hosp Rev (Children's Hosp)                                 5.000        05/01/25         946,712
        810,000   Big Walnut OH LSD GO                                                      5.000        12/01/25         820,344
      1,000,000   Univ of Cincinnati OH General Rcpts                                       4.750        06/01/26         918,700
      1,500,000   Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)                        5.125        11/15/26       1,142,580
      1,090,000   Fairborn OH CSD GO                                                        5.000        12/01/26       1,102,742
      1,000,000   Kings OH LSD Impt UTGO                                                    5.000        12/01/26         995,270
      1,000,000   Lakewood OH CSD Facs Impt UTGO                                            5.000        12/01/26         989,460
      1,500,000   OH St Higher Ed Fac Rev (Univ Dayton)                                     5.000        12/01/26       1,367,310
      2,100,000   Oregon OH CSD GO                                                          5.000        12/01/27       2,104,472
      1,000,000   OH St Higher Edl Fac Commn Rev (Xavier Univ C)                            5.750        05/01/28         944,240
      1,830,000   Columbus OH CSD Impt UTGO                                                 5.000        12/01/28       1,823,064
      1,185,000   Delaware OH GO                                                            5.000        12/01/28       1,180,509
        890,000   Licking Heights OH LSD GO                                                 6.400        12/01/28       1,020,732
      1,000,000   Mason OH Swr Sys Rev                                                      5.000        12/01/28         738,550
      1,500,000   Reynoldsburg OH CSD Facs Constr & Impt UTGO                               5.250        12/01/28       1,506,570
      1,000,000   Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways B)                 5.000        10/01/29         955,160
        320,000   Brookfield LSD OH Sch Facs Impt UTGO                                      5.000        01/15/30         306,342
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $  53,415,161
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 0.5%
$        95,000   OH St Higher Ed Fac Pooled Fin (1998) (LOC: Fifth Third Bank)             5.900        01/01/09   $      95,000
        200,000   OH St Wtr Dev Auth (PureWtr) (SPA: State Street B&T Co)                   1.050        01/07/09         200,000
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $     295,000
------------------------------------------------------------------------------------------------------------------------------------

                  TOTAL INVESTMENT SECURITIES -- 99.5%
                  (Amortized Cost $54,358,857)                                                                      $  53,710,161

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                           259,850
------------------------------------------------------------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                                                              $  53,970,011
====================================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ohio Tax-Free Money Market Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 24.0%
$     2,935,000   Cuyahoga Heights OH Var Purp UTGO BANS                                    2.300        01/01/09   $   2,935,000
        690,000   AMP OH Elect Rev BANS (Brewster Village)                                  3.500        01/09/09         690,060
      2,270,000   OH St Univ General Rcpts                                                  3.750        01/14/09       2,270,000
        840,000   Defiance OH CSD UTGO BANS                                                 4.200        01/15/09         840,396
        952,000   AMP OH Elect Rev BANS (Seville Village)                                   3.500        01/16/09         952,215
      5,500,000   Highland OH LSD UTGO BANS                                                 2.850        01/22/09       5,502,665
        780,000   AMP OH Elect Rev BANS (Woodsfield Village)                                3.250        01/30/09         780,403
        550,000   Lorain Co OH Hosp Rev Facs (Catholic-A-Rmkt)                              4.000        02/01/09         550,662
        550,000   Lorain Co OH Hosp Rev Facs (Catholic-B-Rmkt)                              4.000        02/01/09         550,662
      1,120,000   Mason OH LTGO BANS                                                        3.000        03/12/09       1,121,589
      2,970,000   Willowick OH Var Purp Impt LTGO BANS                                      3.000        03/12/09       2,971,399
      2,361,975   Hamilton Twp OH Var Purp LTGO BANS                                        3.100        03/18/09       2,363,665
        400,000   Deer Park - Silverton OH Jt Fire Dist LTGO BANS                           3.500        04/07/09         400,775
      1,250,000   Brookville OH UTGO BANS                                                   2.750        04/23/09       1,251,887
      1,900,000   Fayette Co OH Courthouse LTGO BANS                                        2.400        05/14/09       1,900,000
      2,740,000   Strongsville OH Var Purp LTGO BANS Ser 2                                  3.250        05/14/09       2,744,478
      1,145,000   Greene Co OH Var Purp UTGO BANS                                           2.750        05/19/09       1,148,201
      1,265,000   Gates Mills OH Var Purp Impt LTGO BANS                                    3.250        05/21/09       1,270,255
      3,000,000   Ironton OH CSD LTGO BANS                                                  4.750        05/27/09       3,030,133
      2,445,000   Ashtabula Co OH LTGO BANS                                                 2.150        05/28/09       2,445,000
      4,395,000   Cincinnati OH CSD LTGO BANS                                               2.500        05/28/09       4,401,320
      3,690,000   Middletown OH CSD Sch Impt UTGO BANS                                      2.500        06/03/09       3,696,085
      1,000,000   Tiffin OH Cap Impt LTGO BANS                                              2.500        06/04/09       1,001,660
      2,000,000   Niles OH Swr Sys Impt LTGO BANS                                           2.750        07/01/09       2,003,402
      1,250,000   AMP OH Elec Rev BANS (Woodville)                                          2.750        07/17/09       1,251,676
      1,810,000   Kirtland OH Var Purp LTGO BANS                                            2.350        07/23/09       1,812,468
        400,000   OH St Higher Ed Cap Facs Ser II-A                                         5.000        08/01/09         406,714
      5,000,000   Columbus OH CSD UTGO BANS                                                 1.850        08/13/09       5,018,238
      1,995,000   AMP OH Elect Rev BANS (Cleveland Pub Pwr)                                 2.250        08/14/09       1,996,222
      2,685,000   Jackson Co OH Var Purp Impt LTGO BANS                                     2.550        09/03/09       2,692,961
      4,500,000   Union Twp OH TIF Rev BANS                                                 3.000        09/15/09       4,531,142
      1,722,000   Warrensville Heights OH Var Purp Impt LTGO BANS                           2.850        09/17/09       1,732,208
      3,500,000   Cuyahoga Heights OH Var Purp UTGO BANS                                    3.500        09/23/09       3,512,382
        140,000   OH St Bldg Auth Facs (Adult Correctl) Ser A Prerefunded @ 101             5.500        10/01/09         144,793
      1,800,000   Portage Co OH UTGO BANS                                                   3.250        10/02/09       1,803,282
      4,000,000   Ashland OH Var Purp Impt B LTGO BANS                                      3.500        10/15/09       4,015,312
      1,000,000   Kent OH Var Purp UTGO BANS                                                3.750        10/15/09       1,003,432
      4,000,000   AMP OH UTGO BANS                                                          2.250        10/29/09       4,008,195
      2,050,000   AMP OH Var Purp UTGO BANS                                                 3.750        10/29/09       2,054,148
      2,300,000   Springboro OH BANS (Real Estate Acq)                                      4.500        10/29/09       2,313,737
      1,680,000   Celina OH Var Purp LTGO BANS                                              3.800        11/05/09       1,687,567
      2,150,000   Cincinnati OH EDR BANS (Columbia Sq) Ser D                                3.000        11/06/09       2,154,426
      1,711,500   AMP OH Elec Rev BANS (Hubbard)                                            3.750        11/11/09       1,713,661
      1,450,000   Trotwood OH Cap Facs Impt A UTGO BANS                                     3.625        11/12/09       1,454,552
      3,900,000   Niles OH UTGO BANS                                                        3.500        11/19/09       3,920,092
      1,633,000   AMP OH Elec Rev BANS (Bowling Green)                                      3.000        11/24/09       1,638,782
      3,300,000   Mahoning Co OH Var Purp LTGO BANS                                         4.450        11/24/09       3,324,293
      2,500,000   Harrison OH Wst Wtr Sys Impt LTGO BANS                                    2.700        12/10/09       2,510,325
        785,000   Defiance OH CSD UTGO BANS                                                 4.350        01/13/10         802,246
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $ 104,324,766
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 75.5%
$     3,940,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev
                     (Summa Hlth Sys B) (LOC: Bank One NA)                                  1.400        01/01/09   $   3,940,000
     10,000,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev
                     (Summner Proj) (LOC: KBC Bank NV)                                      1.400        01/01/09      10,000,000
        400,000   Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser C
                     (LOC: Wachovia Bank NA)                                                1.350        01/01/09         400,000
      4,000,000   Austin Trust Ctfs Ser 2008-1094 (Lorain Co OH)
                     (SPA: Bank of America NA)                                              1.200        01/01/09       4,000,000
     12,780,000   Austin Trust Ctfs Ser 2008-3310 (Lorain Co OH)
                     (SPA: Bank of America NA)                                              1.750        01/01/09      12,780,000
      7,150,000   Butler Co OH Hlthcare Facs Rev (Lifesphere) (LOC: US Bank NA)             1.050        01/01/09       7,150,000
      2,700,000   Cleveland OH Arpt Sys Rev Ser D (LOC: US Bank NA)                         1.150        01/01/09       2,700,000
      9,420,000   Cleveland OH Wtr Wrks Rev Ser B (SPA: Dexia Credit Local)                 2.750        01/01/09       9,420,000
        700,000   Columbus OH GO (SPA: JPMorgan Chase Bank)                                 0.900        01/01/09         700,000
      3,720,000   Columbus OH Regl Arpt Auth Cap Fdg Rev (OASBO) Pooled Fin
                     (LOC: US Bank NA)                                                      1.200        01/01/09       3,720,000
      3,340,000   Columbus OH Regl Arpt Auth Rev (LOC: US Bank NA)                          1.200        01/01/09       3,340,000
         80,000   Coshocton Co OH Hosp (Echoing Hills Village)
                     (LOC: JPMorgan Chase Bank)                                             1.600        01/01/09          80,000
      1,300,000   Cuyahoga Co OH Civic Facs (West Side Ecumenical) (LOC: Key Bank NA)       2.450        01/01/09       1,300,000
      1,315,000   Cuyahoga Co OH EDR (Cleveland Botanical) (LOC: Allied Irish Bank PLC)     1.400        01/01/09       1,315,000
      5,065,000   Cuyahoga Co OH Hlthcare Facs Rev (A M McGregor Home)
                     (LOC: Keybank NA)                                                      1.200        01/01/09       5,065,000
      1,800,000   Cuyahoga Co OH Hosp (Univ Hosp) (LOC: JPMorgan Chase Bank)                0.950        01/01/09       1,800,000
      1,780,000   Cuyahoga Co OH MFH Rev (St Vitus Village Apts) (LOC: Keybank NA)          2.450        01/01/09       1,780,000
      4,200,000   Cuyahoga Co OH Rev (Cleveland Clinic) (SPA: Bank of Nova Scotia)          1.050        01/01/09       4,200,000
      8,905,000   Delaware Co OH Hlthcare Facs Rev (Sarah Moore) (LOC: Fifth Third Bank)    2.000        01/01/09       8,905,000
      2,900,000   Franklin Co OH EDR (Dominican Sisters) (LOC: Fifth Third Bank)            3.000        01/01/09       2,900,000
      1,000,000   Franklin Co OH Hlth Facs (Friendship Village Dublin) (LOC: LaSalle Bank)  1.100        01/01/09       1,000,000
        905,000   Franklin Co OH Hlth Facs (Heinzerling Fndtn) (LOC: JPMorgan Chase Bank)   1.550        01/01/09         905,000
      6,100,000   Franklin Co OH Hosp Rev Impt (US Hlth Corp) (LOC: US Bank NA)             1.030        01/01/09       6,100,000
      2,485,000   Geauga Co OH Hlth Fac (Heather Hill) (LOC: Bank One NA)                   1.040        01/01/09       2,485,000
      2,500,000   Hamilton Co OH Hlthcare (Life Enriching Cmntys B) (LOC: PNC Bank NA)      1.150        01/01/09       2,500,000
      3,600,000   Hamilton Co OH Hlthcare Facs Rev (Children's Home Cincinnati)
                     (LOC: US Bank NA)                                                      1.200        01/01/09       3,600,000
      1,050,000   Hamilton Co OH Hosp (Beechwood Home) (LOC: US Bank NA)                    1.250        01/01/09       1,050,000
      2,980,000   Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 1997
                     (LOC: PNC Bank NA)                                                     1.150        01/01/09       2,980,000
        600,000   Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 2000
                     (LOC: JPMorgan Chase Bank)                                             1.150        01/01/09         600,000
        505,000   Hamilton Co OH Hosp (Drake Ctr Inc) (LOC: US Bank NA)                     1.150        01/01/09         505,000
      1,545,000   Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr)
                     (LOC: US Bank NA)                                                      1.150        01/01/09       1,545,000
      3,745,000   Henry Co OH Fac Impt Rev (Henry Co Hosp) (LOC: Key Bank NA)               1.850        01/01/09       3,745,000
      4,910,000   Lancaster OH Port Auth Gas Rev (SPA: Royal Bank of Canada)                1.150        01/01/09       4,910,000
      1,710,000   Lima OH Hosp Facs (Lima Mem Hosp) (LOC: Bank One NA)                      1.450        01/01/09       1,710,000
        400,000   Lucas Co OH Hlth Facs (Lutheran Homes) (LOC: Fifth Third Bank)            3.200        01/01/09         400,000
        700,000   Lucas Co OH Hlth Rev (Sunset Retirement Cmnty) (LOC: Fifth Third Bank)    2.780        01/01/09         700,000
        940,000   Mason OH TIF Rev (Central Parke of Mason) (LOC: US Bank NA)               2.500        01/01/09         940,000
        820,000   Montgomery Co OH Hlth Facs (Cmnty Blood Ctr) (LOC: Bank One NA)           1.550        01/01/09         820,000
      1,600,000   OH St Air Quality Dev Auth PCR (FirstEnergy A)
                     (LOC: Barclays Bank PLC)                                               1.100        01/01/09       1,600,000
      3,200,000   OH St Higher Ed Fac (Case Western)
                     (SPA: Landesbank Hessen-Thuringen)                                     0.850        01/01/09       3,200,000
      1,200,000   OH St Higher Ed Fac Pooled Fin Rev (1997) (LOC: Fifth Third Bank)         5.900        01/01/09       1,200,000
      2,200,000   OH St Higher Ed Fac Rev (Marietta College) (LOC: JPMorgan Chase Bank)     1.230        01/01/09       2,200,000
      1,450,000   OH St Higher Ed Fac Rev (Mt Union College) (LOC: JPMorgan Chase Bank)     1.250        01/01/09       1,450,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 75.5% (CONTINUED)
$     7,700,000   OH St Higher Edl Fac Rev (Case Western Rsrv B-2)
                     (LOC: Bank of America NA)                                              1.000        01/01/09   $   7,700,000
      5,000,000   OH St Higher Edl Fac Rev (College Mt St Joseph) (LOC: Fifth Third Bank)   2.250        01/01/09       5,000,000
      2,000,000   OH St Higher Edl Fac Rev (Otterbein College)
                     (LOC: JPMorgan Chase Bank)                                             2.600        01/01/09       2,000,000
        440,000   OH St Higher Edl Fac Rev (Xavier Univ) (LOC: US Bank NA)                  0.950        01/01/09         440,000
      3,430,000   OH St Higher Edl Fac Rev (Xavier Univ) Ser B (LOC: US Bank NA)            0.950        01/01/09       3,430,000
      2,000,000   OH St PCR (Sohio Air)                                                     1.100        01/01/09       2,000,000
        700,000   OH St PCR (Sohio Wtr)                                                     1.200        01/01/09         700,000
        700,000   OH St Univ General Rcpts Rev                                              1.000        01/01/09         700,000
      4,445,000   Parma OH Hosp Impt Rev (Parma Cmnty Gen Hosp) Ser A
                     (LOC: JPMorgan Chase Bank)                                             1.400        01/01/09       4,445,000
        630,000   Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo Suppl)
                     (LOC: US Bank NA)                                                      2.650        01/01/09         630,000
      3,210,000   Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo)
                     (LOC: US Bank NA)                                                      2.650        01/01/09       3,210,000
      3,000,000   Port of Gtr Cincinnati OH Dev Auth OH Spl Oblig Dev Rev
                     (Sycamore Twp Kenwood) Ser A (LOC: LaSalle Bank NA)                    1.230        01/01/09       3,000,000
      4,850,000   Puerto Rico Cmnwlth UTGO A-8 (LOC: Wachovia Bank NA)                      1.850        01/01/09       4,850,000
      3,750,000   Puerto Rico Cmnwlth UTGO A-9 (LOC: Wachovia Bank NA)                      1.850        01/01/09       3,750,000
      6,410,000   Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser B
                     (LOC: JPMorgan Chase Bank)                                             1.130        01/01/09       6,410,000
      5,800,000   Rickenbacker OH Port Auth EDR (YMCA Central OH)
                     (LOC: Fifth Third Bank)                                                5.900        01/01/09       5,800,000
        900,000   Salem OH Hosp Rev Impt (Salem Cmnty) (LOC: JPMorgan Chase Bank)           1.050        01/01/09         900,000
      3,090,000   Sharonville OH IDR (Duke Rlty LP) (LOC: Fifth Third Bank)                 3.770        01/01/09       3,090,000
      5,595,000   Summit Co OH Civic Facs Rev (YMCA) (LOC: Key Bank NA)                     1.850        01/01/09       5,595,000
      4,300,000   Toledo OH Spl Assess Nts (LOC: State Street B&T Co)                       1.130        01/01/09       4,300,000
      6,915,000   Univ of Cincinnati OH General Rcpts Ser B
                     (LOC: Bayerische Landesbank)                                           1.300        01/01/09       6,915,000
      7,450,000   Univ of Cincinnati OH General Rcpts Ser F
                     (LOC: Bayerische Landesbank)                                           1.300        01/01/09       7,450,000
      1,600,000   Warren Co OH IDR (Liquid Container) (LOC: Bank of America NA)             1.280        01/01/09       1,600,000
      8,000,000   Westlake OH Hlthcare Fac (Lutheran Home) (LOC: National City Bank)        1.220        01/01/09       8,000,000
      5,000,000   Wood Co OH Hosp Facs (Hosp Assn) (LOC: JPMorgan Chase Bank)               1.300        01/01/09       5,000,000
      4,720,000   Woodlawn OH EDR (Goodwill Inds) (LOC: US Bank NA)                         1.250        01/01/09       4,720,000
        655,000   Miami Co OH Hosp Facs (Upper Valley Med Ctr) (LOC: Fifth Third Bank)      3.370        01/02/09         655,000
      3,000,000   Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 (SPA: Societe Generale)        1.400        01/07/09       3,000,000
      1,335,000   Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn) (LOC: Key Bank NA)        2.000        01/07/09       1,335,000
      1,720,000   Hamilton Co OH Hlthcare Facs Rev (Deaconess)
                     (LOC: JPMorgan Chase Bank)                                             0.800        01/07/09       1,720,000
      2,400,000   Hamilton Co OH Hosp Facs Rev (Eliz Gamble) Ser A
                     (LOC: JPMorgan Chase Bank)                                             0.800        01/07/09       2,400,000
      3,655,000   Lorain Co OH IDR (EMH Regl Med Ctr) (LOC: Key Bank NA)                    1.500        01/07/09       3,655,000
      3,900,000   Middletown OH Dev Rev (Bishop-Fenwick HS)
                     (LOC: JPMorgan Chase Bank)                                             0.700        01/07/09       3,900,000
      6,700,000   Montgomery Co OH Rev (Catholic Hlth) Ser B
                     (SPA: Bayerische Landesbank)                                           0.750        01/07/09       6,700,000
      1,500,000   OH St Air Quality Dev Auth PCR (FirstEnergy A) (LOC: Key Bank NA)         1.250        01/07/09       1,500,000
      3,050,000   OH St Air Quality Dev Auth PCR (FirstEnergy B)
                     (LOC: Barclays Bank PLC)                                               0.700        01/07/09       3,050,000
     11,100,000   OH St Air Quality Dev Auth PCR (FirstEnergy B) (LOC: Wachovia Bank NA)    1.380        01/07/09      11,100,000
      2,360,000   OH St GO Infrastructure Impt                                              0.650        01/07/09       2,360,000
      1,500,000   OH St Higher Ed Fac Rev (Case Western)
                     (SPA: Landesbank Hessen-Thuringen)                                     0.750        01/07/09       1,500,000
      1,900,000   OH St Higher Ed Fac Rev (Univ Hosps Hlth Sys)
                     (LOC: Wells Fargo Bank NA)                                             0.650        01/07/09       1,900,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 75.5% (CONTINUED)
$     2,000,000   OH St Higher Edl Fac Rev (Case Western Rsrv A)
                     (LOC: Allied Irish Bank PLC)                                           0.500        01/07/09   $   2,000,000
     15,100,000   OH St Infra Impt UTGO                                                     0.350        01/07/09      15,100,000
      2,100,000   OH St Univ General Rcpts                                                  0.350        01/07/09       2,100,000
        885,000   OH St Univ General Rcpts Ser B                                            0.350        01/07/09         885,000
      7,450,000   OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy)
                     (LOC: Barclays Bank PLC)                                               0.750        01/07/09       7,450,000
     12,245,000   OH Wtr Dev Auth Rev (PureWtr) (SPA: State Street B&T Co)                  1.050        01/07/09      12,245,000
      2,000,000   Port Gtr Cincinnati OH Dev Auth Rev (Natl Underground RR A)
                     (LOC: JPMorgan Chase Bank)                                             0.700        01/07/09       2,000,000
      2,400,000   Wooster OH IDR (Allen Group Inc) (LOC: Wachovia Bank NA)                  1.300        01/07/09       2,400,000
      5,700,000   Hamilton Co OH IDR (ADP)                                                  0.850        01/15/09       5,700,000
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $ 327,930,000
------------------------------------------------------------------------------------------------------------------------------------

                  ADJUSTABLE RATE PUT BONDS -- 0.4%
$     1,200,000   Cuyahoga Co OH Rev (Cleveland Clinic) Subser B1
                     (SPA: JPMorgan Chase Bank)                                             1.050        01/01/09   $   1,200,000
        650,000   Clermont Co OH EDR (John Q Hammons/Clermont Hills)
                     (LOC: Fifth Third Bank)                                                4.000        05/01/09         650,000
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL ADJUSTABLE RATE PUT BONDS                                                                   $   1,850,000
------------------------------------------------------------------------------------------------------------------------------------

                  TOTAL INVESTMENT SECURITIES -- 99.9%
                  (Amortized Cost $434,104,766)                                                                     $ 434,104,766

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                           579,382
------------------------------------------------------------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                                                              $ 434,684,148
====================================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Tax-Free Money Market Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 29.7%
$       150,000   DE River & Bay Auth Rev                                                   5.000        01/01/09   $     150,000
        125,000   IL Hlth Facs Auth Rev (Alexian Bros Hlth Sys) Prerefunded @ 101           5.000        01/01/09         126,250
        200,000   Norfolk VA UTGO Cap Impt                                                  5.000        01/01/09         200,000
      1,000,000   OH St Univ General Rcpts Ser B                                            3.750        01/14/09       1,000,000
        250,000   Darien CT UTGO                                                            3.000        01/15/09         250,000
        690,000   Columbiana OH UTGO BANS (Wtr Treatment Sys)                               3.450        01/22/09         690,097
        750,000   Highland OH LSD UTGO BANS (Constr & Impt)                                 2.850        01/22/09         750,364
        125,000   Douglas Co KS UTGO (Sales Tax) Ser A Prerefunded @ 100                    5.500        02/01/09         125,365
        100,000   IL St First Ser UTGO                                                      5.250        02/01/09         100,268
        275,000   Lake Co IL Fst Presv Dist UTGO                                            5.500        02/01/09         275,713
        475,000   McAlester OK Pub Wrks Auth Util Sys Rev Ser A Prerefunded @ 101           5.750        02/01/09         480,948
        100,000   OH St Higher Ed Cap Facs UTGO Ser A                                       5.125        02/01/09         100,191
        105,000   Addison TX LTGO                                                           3.500        02/15/09         105,139
        200,000   Ft Worth TX Wtr & Swr Rev Impt                                            5.000        02/15/09         200,820
        415,000   Louisville & Jefferson Co KY Impt (Univ Louisville A)                     3.250        03/01/09         415,738
      1,200,000   Monroe LA Sales Tax Increment EDR (Garret Rd)                             4.000        03/01/09       1,202,883
        445,000   De Forest WI Area SD UTGO Prerefunded @ 100                               5.450        04/01/09         448,880
        235,000   Hallsdale-Powell Util Dist Knox Co TN Wtr & Swr Rev                       3.000        04/01/09         235,363
        100,000   OH St Bldg Auth (Workers Comp Facs) Ser A                                 5.000        04/01/09         100,611
        140,000   Broussard LA Sales & Use Tax Pub Impt Rev                                 3.750        05/01/09         140,613
        100,000   Charlotte MI Pub SD UTGO Prerefunded @ 100                                5.250        05/01/09         100,905
        600,000   Cook Co IL Cmnty Cons SD No 065 Evanston UTGO Ser A
                     Prerefunded @ 100                                                      6.000        05/01/09         607,981
        105,000   OH St Higher Ed Cap Facs UTGO Ser B                                       5.250        05/01/09         106,262
        200,000   Univ of KY Revs (Cons Edl Bldgs) ETM                                      5.000        05/01/09         201,984
        295,000   Des Moines IA Area Cmnty College UTGO                                     3.750        06/01/09         296,201
        210,000   Haverhill MA St Qualified Mun Purp Ln LTGO                                4.000        06/01/09         211,939
        100,000   MA St Spl Oblig Rev Ser A                                                 4.000        06/01/09         100,530
        250,000   OH St Higher Cap Facs Ser II-A                                            5.000        06/01/09         252,244
        125,000   OH St Wtr Dev Auth PCR (Wtr Quality Ln Fd)                                3.000        06/01/09         125,729
        115,000   Topeka KS Pub Bldg Commn Rev (10th & Jackson) Prerefunded @ 100           5.000        06/01/09         116,180
        100,000   Univ of Toledo OH General Rcpts Ser A                                     3.000        06/01/09         100,512
        200,000   North Syracuse NY Cent SD UTGO                                            2.750        06/15/09         200,760
        700,000   Lebanon OH Rd Impt UTGO BANS                                              3.000        06/23/09         701,955
        335,000   IN St Office Bldg Commn Facs Rev (Southeast Regl Treatment Ctr E)         4.000        07/01/09         338,817
        100,000   Indianapolis IN Loc Pub Impt Bd Bk (Wtr Wrks)                             5.000        07/01/09         101,432
        315,000   KY Hsg Corp Rev Ser C                                                     3.850        07/01/09         315,000
        100,000   NM St Severance Tax Ser A                                                 5.000        07/01/09         101,381
        800,000   Columbiana OH Elec Sys Impt BANS                                          2.650        07/09/09         801,017
        250,000   AK St UTGO Ser A                                                          5.250        08/01/09         255,278
        200,000   IL St First Ser UTGO                                                      5.500        08/01/09         203,955
        110,000   IN Univ Revs Student Fee Ser O                                            5.000        08/01/09         112,167
        310,000   New York NY UTGO Ser G                                                    2.875        08/01/09         310,574
        100,000   South Cent CT Regl Wtr Auth Wtr Sys Rev Fifteenth Ser A
                     Prerefunded @ 101                                                      5.125        08/01/09         103,080
        200,000   Univ of TX Univ Revs Fing Sys Ser B Prerefunded @ 100                     5.700        08/15/09         205,060
        560,000   Bratenahl OH UTGO BANS (Greenspace Acquisition)                           2.750        08/27/09         561,789
        100,000   OH St Bldg Auth St Facs (Trans Bldg A)                                    3.250        09/01/09         101,097
        590,000   Columbiana OH Var Purp UTGO BANS                                          2.850        09/15/09         591,218
        500,000   Union Twp OH TIF Rev BANS                                                 3.000        09/15/09         503,460
        100,000   New Castle Co DE UTGO                                                     5.000        10/01/09         102,363
        100,000   OH St Higher Edl Fac Commn Rev (Oberlin College)                          4.000        10/01/09         101,744
        663,000   Ashland OH Var Purp Impt B LTGO BANS                                      3.500        10/15/09         665,538
        400,000   Springboro OH BANS (Real Estate Acq)                                      4.500        10/29/09         402,389
        270,000   ME Mun Bd Bk Ser E Prerefunded @ 101                                      5.875        11/01/09         281,823

--------------------------------------------------------------------------------
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 29.7% (CONTINUED)
$       400,000   Cincinnati OH EDR BANS (Columbia Sq) Ser D                                3.000        11/06/09   $     400,823
        300,000   AMP OH Elec Rev BANS (Hubbard)                                            3.750        11/11/09         300,379
        300,000   Trotwood OH UTGO BANS (Cap Facs Impt A)                                   3.625        11/12/09         300,942
        150,000   MI St Hosp Fin Auth Rev (Ascension Hlth Credit) Ser A
                     Prerefunded @ 101                                                      5.750        11/15/09         156,296
        600,000   Niles OH UTGO BANS                                                        3.500        11/19/09         603,091
        565,000   AMP OH Elect Rev BANS (Amherst)                                           3.000        11/24/09         566,499
        155,000   Olentangy LSD OH UTGO Prerefunded @ 101                                   5.250        12/01/09         161,687
        200,000   Pepper Pike OH LTGO                                                       3.800        12/01/09         203,517
        250,000   Springfield OH CSD Sch Energy Consv Impt LTGO                             3.500        12/01/09         251,680
        450,000   Harrison OH TANS                                                          3.250        12/10/09         453,093
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $  19,779,614
------------------------------------------------------------------------------------------------------------------------------------

                  FLOATING & VARIABLE RATE DEMAND NOTES -- 69.4%
$       500,000   Alachua Co FL Hlth Facs Auth Rev Installment
                     (Shands Teach A) (LOC: Suntrust Bank)                                  1.100        01/01/09   $     500,000
      1,200,000   Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser A
                     (LOC: Bank of America NA)                                              1.000        01/01/09       1,200,000
        700,000   Ames TX Higher Ed Facs Corp Rev (St Gabriels)
                     (LOC: Allied Irish Bank PLC)                                           1.330        01/01/09         700,000
        930,000   Arvada CO Wtr Sys Rev (SPA: Dexia Credit Local)                           8.500        01/01/09         930,000
        500,000   CA Fing Auth Res Recovery PCR (Burney Forest Prods A)
                     (LOC: Union Bank of California)                                        1.410        01/01/09         500,000
        240,000   CA Infra EDB IDR (Metrotile Mfg) Ser A (LOC: Comerica Bank)               1.850        01/01/09         240,000
        100,000   CA Statewide Cmntys IDR (American Modular Sys)
                     (LOC: Bank of the West)                                                1.450        01/01/09         100,000
      1,000,000   Cincinnati & Hamilton Co OH Port Auth EDR
                     (Kenwood Office Assoc) (LOC: Fifth Third Bank)                         3.950        01/01/09       1,000,000
      2,100,000   CO Edl & Cultural Facs Auth Rev (Parker & Denver HS)
                     (LOC: Bank of America NA)                                              1.430        01/01/09       2,100,000
      1,000,000   CO Edl & Cultural Facs Auth Rev (Clyford Still Museum)
                     (LOC: Wells Fargo Bank)                                                1.130        01/01/09       1,000,000
      1,150,000   Collier Co FL Hlth Fac Auth (Cleveland Clinic)
                     (LOC: JPMorgan Chase Bank)                                             1.100        01/01/09       1,150,000
        200,000   Cuyahoga Co OH Hosp Rev Impt (Univ Hosp)
                     (LOC: JPMorgan Chase Bank)                                             0.950        01/01/09         200,000
        830,000   Dade Co FL IDR (Spectrum Programs Inc) (LOC: Bank of America NA)          1.250        01/01/09         830,000
      1,150,000   Dayton KY TIF & Spl Assess (Belmont Lake) (LOC: LaSalle Bank NA)          1.250        01/01/09       1,150,000
        300,000   Duval Co FL HFA MFH Rev (Sunbeam Rd Apts) (LOC: US Bank NA)               1.150        01/01/09         300,000
        415,000   Eden Prairie MN MFH Rev (Lake Place Apts) (LOC: Wells Fargo Bank)         1.230        01/01/09         415,000
        500,000   Franklin Co OH Hlthcare Facs Rev (Friendship Village Dublin B)
                     (LOC: LaSalle Bank)                                                    1.100        01/01/09         500,000
        175,000   Franklin Co VA IDA IDR (Mod-U-Kraf) (LOC: Lasalle Bank NA)                1.550        01/01/09         175,000
        500,000   Hailey ID IDC Rev (Rocky Mountain Hardware) (LOC: Wells Fargo Bank)       1.380        01/01/09         500,000
        245,000   Hillsborough Co FL IDR (Mosi-Charter Sch A) (LOC: Bank of America NA)     1.250        01/01/09         245,000
      1,000,000   IL Dev Fin Auth Rev (Christian Heritage Academy)
                     (LOC: Glenview State Bank)                                             2.950        01/01/09       1,000,000
      1,000,000   IN Hlth Fac Fing Auth Rev (Clark Mem Hosp)
                     (LOC: JPMorgan Chase Bank)                                             1.150        01/01/09       1,000,000
      1,500,000   IN St Fin Auth Rev (LOC: Allied Irish Bank PLC)                           1.330        01/01/09       1,500,000
        859,000   Indianapolis IN EDR (Pedcor Invts Wtrfront B) (LOC: FHLB)                 1.620        01/01/09         859,000
        730,000   Indianapolis IN MFH Rev (Nora Commons) (LOC: FHLB)                        1.450        01/01/09         730,000
        500,000   Jacksonville FL Elect Auth Rev (Sub Elec Sys) Ser B
                     (SPA: Bank of America NA)                                              1.150        01/01/09         500,000
      1,000,000   Kalamazoo Co MI EDR (WBC Properties) (LOC: Fifth Third Bank)              3.330        01/01/09       1,000,000

--------------------------------------------------------------------------------
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                               COUPON        MATURITY      MARKET
     AMOUNT                                                                                 RATE           DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  FLOATING & VARIABLE RATE DEMAND NOTES -- 69.4% (CONTINUED)
$       345,000   Lancaster NE IDR (Garner Inds) Ser B (LOC: Wells Fargo Bank)              1.350        01/01/09   $     345,000
        100,000   Lemoore CA COP (Muni Golf Course) (LOC: Union Bank of California)         1.150        01/01/09         100,000
      2,000,000   Lexington VA IDR Edl Facs (VMI Dev Brd Inc) (LOC: Wachovia Bank NA)       0.900        01/01/09       2,000,000
        800,000   Lexington-Fayette Co KY Govt IBR (Liberty Ridge) (LOC: US Bank NA)        1.500        01/01/09         800,000
      1,985,000   Lexington-Fayette Co KY Govt IBR (Eastland Pkwy) (LOC: US Bank NA)        1.400        01/01/09       1,985,000
      1,000,000   MA St Dev Fin Agy Rev (Seven Hills Fndtn) (LOC: TD Banknorth NA)          1.250        01/01/09       1,000,000
        245,000   MA St Ind Fin Agy Rev (Lower Mills Assoc LP) (LOC: Fleet Bank NA)         1.470        01/01/09         245,000
        240,000   Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) (LOC: FNMA)                 1.450        01/01/09         240,000
      1,000,000   Marion Co FL IDA Rev MFH (Chambrel) (LOC: FNMA)                           1.150        01/01/09       1,000,000
        245,000   Oakland CA Liq Fac Rev (Assoc Bay Area Govt) (LOC: Bank of the West)      1.350        01/01/09         245,000
      1,000,000   OH St Higher Edl Fac Rev (Otterbein College)
                     (LOC: JPMorgan Chase Bank)                                             2.600        01/01/09       1,000,000
        900,000   OH St PCR (Sohio Air)                                                     1.100        01/01/09         900,000
      2,000,000   Orange Co FL Sch Brd COP Ser E (LOC: Wachovia Bank NA)                    0.900        01/01/09       2,000,000
        350,000   Palm Beach Co FL Rev (Henry Morrison Flagler)
                     (LOC: Northern Trust Bank)                                             1.300        01/01/09         350,000
      1,400,000   Putnam Co FL PCR Dev Auth (FL Pwr & Light Co)                             1.200        01/01/09       1,400,000
      1,000,000   Sarasota Co FL Pub Hosp Dist Rev (Sarasota Mem Hosp A)
                     (LOC: Northern Trust Co)                                               0.850        01/01/09       1,000,000
      1,000,000   Southglenn Met Dist CO Rev (LOC: BNP Paribas)                             1.250        01/01/09       1,000,000
        540,000   St Charles Co MO IDA Rev (National Cart) Ser A (LOC: US Bank NA)          1.650        01/01/09         540,000
      2,000,000   St Paul MN Hsg & Redev Auth Rev (Pur-Cretin-Derham Hall)
                     (LOC: Allied Irish Bank PLC)                                           1.280        01/01/09       2,000,000
        400,000   Tampa FL Rev (Univ Tampa) (LOC: Royal Bank of Canada)                     1.150        01/01/09         400,000
      1,700,000   Volusia Co FL IDA Rev (Retirement Hsg Fndtn) (LOC: KBC Bank NV)           1.100        01/01/09       1,700,000
      1,600,000   VT Edl & Hlth Bldgs (Brattleboro Mem Hosp) (LOC: TD Banknorth NA)         0.950        01/01/09       1,600,000
        500,000   West Valley UT IDR (Johnson Matthey Inc) (LOC: HSBC Bank USA NA)          1.200        01/01/09         500,000
        100,000   Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)                 0.850        01/07/09         100,000
        605,000   Hillsborough Co FL IDR (Vigo Importing Co) (LOC: Bank of America NA)      1.250        01/07/09         605,000
      1,000,000   IL Fin Auth Rev (Lake Forest College) (LOC: Northern Trust Co)            0.900        01/07/09       1,000,000
      1,100,000   Scio Twp MI EDR (ADP)                                                     1.800        01/07/09       1,100,000
        525,000   Ulster Co NY IDA IDR (Viking Industries Inc) (LOC: Key Bank NA)           2.000        01/07/09         525,000
        300,000   Volusia Co FL HFA MFH Rev (Fisherman's Landing Apt) (LOC: FNMA)           0.850        01/07/09         300,000
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $  46,304,000
------------------------------------------------------------------------------------------------------------------------------------

                  ADJUSTABLE RATE PUT BONDS -- 0.5%
$       310,000   Dayton KY IBR (Patriot Signage Inc) (LOC: Fifth Third Bank)               3.250        03/01/09   $     310,000
------------------------------------------------------------------------------------------------------------------------------------

                  TOTAL INVESTMENT SECURITIES -- 99.6%
                  (Amortized Cost $66,393,614)                                                                      $  66,393,614

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                           255,226
------------------------------------------------------------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                                                              $  66,648,840
====================================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Notes to Portfolios of Investments
December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2008.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDB -Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LOC - Letter of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SD - School District
SPA - Stand-by Purchase Agreement
TANS - Tax Anticipation Notes
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

--------------------------------------------------------------------------------
Portfolio Composition (Unaudited)
December 31, 2008
--------------------------------------------------------------------------------

As of December 31, 2008, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 88.5% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from federal income tax. As of December 31, 2008, 23.6% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 7.8% in the State of Kentucky and 7.0% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2008, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of December 31, 2008, classified by revenue source, was as follows:

                               FLORIDA TAX-FREE  OHIO TAX-FREE  OHIO TAX-FREE    TAX-FREE
                                MONEY  MARKET         BOND       MONEY MARKET  MONEY MARKET
                                     FUND             FUND           FUND          FUND
-------------------------------------------------------------------------------------------
General Obligations                  6.6%            42.3%           3.3%          8.9%
-------------------------------------------------------------------------------------------
Revenue Bonds:
   Industrial Development/
     Pollution Control               9.0%              --            6.1%         13.4%
    Hospital/Health Care            21.6%            13.2%          30.5%         19.4%
    Utilities/Water & Sewer          6.3%             7.2%           6.3%          3.4%
    Education                        7.7%            10.0%          20.8%         15.4%
    Housing/Mortgage                32.9%              --            2.7%         11.0%
    Economic Development             1.5%              --           11.1%          9.9%
    Public Facilities                3.6%              --            2.2%           --
    Transportation                    --              3.5%           2.9%           --
    Special Tax                       --               --            5.1%          7.5%
    Miscellaneous                   10.8%            23.8%           9.0%         11.1%
-------------------------------------------------------------------------------------------
Total Investments                  100.0%           100.0%         100.0%        100.0%
===========================================================================================

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 - 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2008" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

                                                                                         EXPENSES
                                         NET EXPENSE      BEGINNING       ENDING        PAID DURING
                                             RATIO         ACCOUNT       ACCOUNT      THE SIX MONTHS
                                          ANNUALIZED        VALUE         VALUE            ENDED
                                         DECEMBER 31,      JULY 1,     DECEMBER 31,     DECEMBER 31,
                                             2008            2008          2008            2008*
----------------------------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
  Actual                                     0.78%       $ 1,000.00    $ 1,007.60         $   3.92
  Hypothetical                               0.78%       $ 1,000.00    $ 1,021.30         $   3.95

OHIO TAX-FREE BOND FUND
  Class A               Actual               0.78%       $ 1,000.00    $   991.40         $   3.92
  Class A               Hypothetical         0.78%       $ 1,000.00    $ 1,021.27         $   3.98

  Class C               Actual               1.52%       $ 1,000.00    $   987.80         $   7.59
  Class C               Hypothetical         1.52%       $ 1,000.00    $ 1,017.57         $   7.71

OHIO TAX-FREE MONEY MARKET FUND
  Retail Class          Actual               0.77%       $ 1,000.00    $ 1,008.80         $   3.90
  Retail Class          Hypothetical         0.77%       $ 1,000.00    $ 1,021.32         $   3.92

  Institutional Class   Actual               0.52%       $ 1,000.00    $ 1,010.10         $  2.64
  Institutional Class   Hypothetical         0.52%       $ 1,000.00    $ 1,022.57         $  2.66

TAX-FREE MONEY MARKET FUND
  Class A               Actual               0.91%       $ 1,000.00    $ 1,008.10         $   4.60
  Class A               Hypothetical         0.91%       $ 1,000.00    $ 1,020.62         $   4.63

  Class S               Actual               1.17%       $ 1,000.00    $ 1,006.70         $   5.93
  Class S               Hypothetical         1.17%       $ 1,000.00    $ 1,019.29         $   5.97

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

ADVISORY AGREEMENT APPROVAL DISCLOSURE

At a meeting held on November 13, 2008, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Tax-Free Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and the Sub-Advisory Agreement with respect to each Fund between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and of the respective Sub-Advisory Agreement was in the best interests of each the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor and its affiliates' revenues and costs of providing services to the Funds; and
(4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor had waived portions of the advisory fees paid by the Funds and also pays the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates' level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's respective peer group. The Board also considered, among other data, the Funds' respective performance results during the six-month period, twelve-month period, and thirty-six month period ended September 30, 2008 and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived portions of the advisory fees paid by the Funds in order to reduce the Funds' respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Florida Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period, twelve-month period, and thirty-six month period ended September 30, 2008 was in the 3rd quartile of its peer group. The Board took into account management's discussion of the Fund's performance. The Board also noted the relatively small range of difference between the performance of the peer group's median and those of the Fund. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Ohio Tax-Free Bond Fund (formerly Touchstone Ohio Insured Tax-Free Fund). The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee and the cap on the Fund's expenses had increased on November 1, 2008. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 2nd quartile of its peer group. The Board noted that the Fund had implemented changes to its investment strategy on April 29, 2008. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Ohio Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board also noted the relatively small range of difference between the expenses of the peer group's median and those of the Fund, as well as with respect to the performance of the peer group. The Fund's performance for the six-month period ended September 30, 2008 was in the 2nd quartile of its peer group and in the 3rd quartile for the twelve-month period and thirty-six month period ended September 30, 2008. The Board took into account management's discussion of the Fund's performance. The Board also noted the relatively small range of difference between the expenses of the peer group's median and those of the Fund, as well as with respect to the performance of the peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 1st, 2nd and 3rd quartiles, respectively, of its peer group. The Board took into account management's discussion of the Fund's performance. The Board also noted the relatively small range of difference between the expenses of the peer group's median and those of the Fund, as well as with respect to the performance of the peer group. The Board also noted the Fund's improved performance. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund contained breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund's assets increase. The Board noted that the current advisory fee for the Ohio Tax-Free Money Market Fund reflected such economies of scale. The Board also noted that if a Fund's assets increased over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is reasonable or satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds' Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its respective Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor's compensation;
(3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board took into account the affiliation of the Sub-Advisor to the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the Fund's assets increased.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund's peer group, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

Florida Tax-Free Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Ohio Tax-Free Bond Fund (formerly Touchstone Ohio Insured Tax-Free Fund). The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Ohio Tax-Free Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable given in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Tax-Free Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board also was mindful of the Advisor's focus on the Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement with respect to each Fund, among others:
(a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund was satisfactory or reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

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

                      This page intentionally left blank.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354 Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group

--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE (R)
       INVESTMENTS

       303 Broadway, Suite 1100
       Cincinnati, OH  45202-4203


                                                            TSF-58-TTFT-SAR-0812

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(2) Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith.

(b) Certifications required by Item 11 (b) of Form N-CSR are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust
             -------------------------------------------------------------------

By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: March 2, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: March 2, 2009


/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: March 2, 2009